Analysis of performance by segment - Short-term fluctuations related to debt securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities net of related DAC amortisation	$ (2,706)	$ (1,455)
Operating segments | US
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities net of related DAC amortisation	(2,288)	(1,968)
Operating segments | US | Debt securities
Credits (charges) in the period
Losses on sales of impaired and deteriorating bonds	(148)	(24)
Bond write-downs	(31)	(1)
Recoveries/reversals	1	1
Total credits (charges) in the period	(178)	(24)
Risk margin allowance deducted from adjusted operating profit	55	54
Total credits (charge) in the year, net of risk margin allowance	(123)	30
Interest-related realised gains (losses):
Gains (losses) arising in the period	369	42
Amortisation of gains and losses arising in current and prior periods to adjusted operating profit	(67)	(59)
Total interest-related realised (losses) gains	302	(17)
Related amortisation of deferred acquisition costs	(4)	1
Total short-term fluctuations related to debt securities net of related DAC amortisation	$ 175	$ 14